Contingencies and Commitments (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2025 CLP ($)
Bodega San Isidro Sal [Member] | Banco Itau [Member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 2,600,000
Due date of financial guarantee	Dec. 22, 2026
Aguasde Origen S. A. [Member] | Banco Macro [Member]
IfrsStatementLineItems [Line Items]
Provision of guarantees or collateral by entity, related party transactions	$ 7,000,000,000
Due date of financial guarantee	Jan. 06, 2031